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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203-422-6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut          November 14, 2011
-----------------------    ----------------------          -----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          19
                                                           --------

Form 13F Information Table Value Total:                    $654,770
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number        Name
     ------      ------------------------    --------------

     None.

                                                  Blue Harbour Group, LP
                                                Form 13F Information Table
                                             Quarter ended September 30, 2011

COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7   COLUMN 8
                                                      VALUE     SHRS or   SH/  PUT/  INVE   OTHR  VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCR  MNGR SOLE  SHARED  NONE
------------------------  --------------  ---------  --------  ---------  ---  ----  -----  ---  ----  ------  ----
AKAMAI TECHNOLOGIES INC        COM        00971T101 $ 18,916     951,500  SH         SOLE          X
BLUE COAT SYSTEMS INC        COM NEW      09534T508 $ 29,370   2,115,985  SH         SOLE          X
BROADRIDGE FINL
SOLUTIONS INC                  COM        11133T103 $ 25,153   1,248,900  SH         SOLE          x
CACI INTL INC                  CL A       127190304 $ 89,940   1,800,954  SH         SOLE          X
CHEMTURA CORP                COM NEW      163893209 $ 16,710   1,665,999  SH         SOLE          X
CHICOS FAS INC                 COM        168615102 $  5,130     448,830  SH         SOLE          X
CORELOGIC INC                  COM        21871D103 $ 38,150   3,575,471  SH         SOLE          X
EMPLOYERS HOLDINGS INC         COM        292218104 $ 23,836   1,868,034  SH         SOLE          X
FEI CO                         COM        30241L109 $ 70,855   2,365,000  SH         SOLE          X
FTI CONSULTING INC             COM        302941109 $ 61,981   1,683,805  SH         SOLE          X
IGATE CORP                     COM        45169U105 $ 35,449   3,071,826  SH         SOLE          X
JACK IN THE BOX INC            COM        466367109 $ 57,987   2,910,994  SH         SOLE          X
LIFE TECHNOLOGIES CORP         COM        53217V109 $  1,921      50,000  SH         SOLE          X
PHILLIPS VAN HEUSEN CORP       COM        718592108 $ 51,368     882,000  SH         SOLE          X
PACKAGING CORP AMER            COM        695156109 $ 39,610   1,700,000  SH         SOLE          X
SPDR GOLD TRUST              GOLD SHS     78463V107 $ 30,031     190,000  SH         SOLE          X
WARNACO GROUP INC            COM NEW      934390402 $  1,856      40,259  SH         SOLE          X
VALUECLICK INC                 COM        92046N102 $ 10,908     701,001  SH         SOLE          X
WEBMD HEALTH CORP              COM        94770V102 $ 45,599   1,512,407  SH         SOLE          X

                                           Total:   $654,770